Frontier Mid Cap Growth Portfolio
Frontier Mid Cap Growth Portfolio (formerly, BlackRock Aggressive Growth Portfolio) PORTFOLIO SUMMARY:
Investment Objective
Maximum capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Frontier Mid Cap Growth Portfolio (USD $)	Class A	Class B	Class D	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Frontier Mid Cap Growth Portfolio		Class A	Class B	Class D	Class E
Management Fee		0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.10%	0.15%
Other Expenses		0.05%	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses		0.78%	1.03%	0.88%	0.93%
Fee Waiver	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Operating Expenses		0.76%	1.01%	0.86%	0.91%
[1]	MetLife Advisers, LLC has contractually agreed, for the period April 29, 2013 through April 30, 2014, to reduce the Management Fee for each Class of the Portfolio to the following annual rates: 0.725% for the first $500 million of the Portfolio's average daily net assets, 0.700% for the next $350 million, 0.675% for the next $400 million and 0.650% on amounts over $1.25 billion. This arrangement may be modified or discontinued prior to April 30, 2014 only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Frontier Mid Cap Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	78	247	431	964
Class B	103	326	567	1,258
Class D	88	279	486	1,082
Class E	93	294	513	1,141

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 78% of the average value of its portfolio.
Principal Investment Strategies
Frontier Capital Management Company, LLC (“Frontier”), subadviser to the Portfolio, invests, under normal market conditions, at least 80% of the Portfolio’s net assets in equity securities of mid-cap companies. Equity securities may include common and preferred stock and convertible securities. Frontier currently defines “mid-cap” companies as those whose market capitalizations at the time of purchase fall within the market capitalization range of companies included in either the Russell Midcap Growth Index (composed of growth stocks in the Russell Midcap Index) or the S&P MidCap 400 Index. As of December 31, 2012, the market capitalizations of companies in the Russell Midcap Index ranged from $312.72 million to $24.98 billion. As of December 31, 2012, the market capitalizations of companies in the S&P MidCap 400 Index ranged from $494.63 million to $16.52 billion.

The Portfolio reserves the flexibility to also invest up to 20% of the Portfolio’s total assets in a combination of securities of small-cap, mid-cap and large-cap companies. Frontier may adjust the composition of the Portfolio as market conditions and economic outlooks change. The Portfolio typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts, including emerging market securities. The Portfolio generally will not invest more than 25% of its total assets in foreign securities.

Stock Selection

In selecting securities for the Portfolio, Frontier employs a Growth-at-a-Reasonable-Price approach to identify, in its opinion, the best risk/reward investment ideas in the U.S. equity mid-capitalization universe. Frontier believes that there are three key drivers of long-term, consistent performance. Frontier looks for companies that, in its opinion, have: (i) sound business models with strong management teams and secular growth prospects; (ii) unrecognized earnings power; and (iii) attractive valuations.
Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy), interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise) and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.
Past Performance
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective January 7, 2013, Frontier became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former investment subadvisers.
Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	20.55%
Lowest Quarter	4th – 2008	-28.60%

Average Annual Total Return as of December 31, 2012
Average Annual Total Returns Frontier Mid Cap Growth Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	10.97%	0.13%	8.60%
Class B	10.69%	(0.11%)		4.86%	Apr. 26, 2004
Class D	10.88%	0.03%		2.65%	May 02, 2006
Class E	10.82%	(0.01%)	8.43%
Russell Midcap Growth Index (reflects no deduction for mutual fund fees or expenses)	15.81%	3.23%	10.32%